CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 08, 2022 $ / shares	Jun. 05, 2018 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs			¥ 186,313	¥ 197,119
Accrued interests			70,251	141,642
Denominations for repurchase of Notes | $							$ 1
Conversion of convertible bonds					¥ 65
Amortization of Debt Issuance Costs			16,813	11,617	12,274
Interest expenses			65,809	50,337	53,629
Contractual interest			¥ 48,996	¥ 38,720	41,355
Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds					¥ 65
ADS
CONVERTIBLE BONDS PAYABLE
Conversion rate per US$1,000 principal amount	20
Basis of issuance of shares for debt conversion (per ADS) | $ / shares	$ 50
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $		$ 300,000					$ 299,990	$ 299,990
Debt issuance costs | $		$ 8,948
Interest per annum (as a percent)		2.00%
Redeemable under a tax redemption (as a percent)		100.00%
Principal amount converted | $						$ 10
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Effective interest rate			2.65%	2.65%			2.65%	2.65%
Convertible Bonds due 2025 | ADS
CONVERTIBLE BONDS PAYABLE
Conversion rate per US$1,000 principal amount		19.3865
Basis of issuance of shares for debt conversion (per ADS) | $ / shares		$ 51.58